Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments
Schedule of Operating Revenues, Costs and Expenses

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2023
Description	Energy				Gas	Investees	Total	Inter segment transactions (1)	Reconciliation (2) (3)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2,875	1,091	7,686	23,348	3,618	18	38,636	(1,208)	(578)	36,850

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(347)	-	(6,318)	(12,656)	(2,237)	(4)	(21,562)	1,208	532	(19,822)

COSTS AND EXPENSES (3)
Personnel	(148)	(137)	(27)	(875)	(73)	(48)	(1,308)	-	-	(1,308)
Employees’ and managers’ profit sharing	(16)	(16)	(3)	(102)	-	(20)	(157)	-	-	(157)
Post-employment obligations	(59)	(36)	(8)	(400)	-	(88)	(591)	-	-	(591)
Materials, outsourced services and others expenses (revenues)	(223)	(88)	(18)	(2,157)	(63)	275	(2,274)	-	46	(2,228)
Depreciation and amortization	(327)	(1)	-	(834)	(94)	(18)	(1,274)	-	-	(1,274)
Operating provisions and impairment	(29)	(14)	(7)	(455)	2	(106)	(609)	-	-	(609)
Construction costs	-	(172)	-	(3,600)	(300)	-	(4,072)	-	-	(4,072)
Total cost of operation	(802)	(464)	(63)	(8,423)	(528)	(5)	(10,285)	-	46	(10,239)

COSTS AND EXPENSES	(1,149)	(464)	(6,381)	(21,079)	(2,765)	(9)	(31,847)	1,208	578	(30,061)

Equity in earnings of unconsolidated investees, net	(2)	-	-	-	-	434	432	-	-	432
Gains arising from the sale of non-current asset held for sale	-	-	-	-	-	9	9	-	-	9
Result of business combination	-	-	-	-	-	-	-	-	-	-

INCOME BEFORE FINANCE INCOME (EXPENSES)	1,724	627	1,305	2,269	853	452	7,230	-	-	7,230
Finance net income (expenses)	(11)	(48)	82	(253)	(9)	(140)	(379)	-	-	(379)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,713	579	1,387	2,016	844	312	6,851	-	-	6,851
Income tax and social contribution tax	(326)	(114)	(428)	(405)	(248)	437	(1,084)	-	-	(1,084)
NET INCOME FOR THE YEAR	1,387	465	959	1,611	596	749	5,767	-	-	5,767
Equity holders of the parent	1,387	465	959	1,611	593	749	5,764	-	-	5,764
Non-controlling interests	-	-	-	-	3	-	3	-	-	3

Information by Segment as of and for The Year Ended December 31, 2022 (restated)
Description	Energy				Gas	Investees	Total	Inter segment transactions (1)	Reconciliation (2) (3)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2661	1195	7918	20919	3690	7	36390	(1,423)	(504)	34463

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(331)		(6,880)	(11,938)	(2,735)	(1)	(21,885)	1423	442	(20,020)

OPERATING COSTS AND EXPENSES (3)
Personnel	(162)	(135)	(12)	(913)	(66)	(64)	(1,352)			(1,352)
‘Employees and managers’ income sharing	(15)	(11)	(6)	(40)	-	(11)	(83)			(83)
Post-employment obligations	(66)	(42)	(10)	(421)	-	(87)	(626)			(626)
Materials, outsourced services and others expenses (revenues)	(395)	(96)	(14)	(1,786)	(57)	(84)	(2,432)		62	(2,370)
Depreciation and amortization	(328)			(738)	(91)	(25)	(1,182)			(1,182)
Operating provisions and impairment	(18)	(3)	(34)	(398)		(3)	(456)			(456)
Construction costs		(291)		(3,193)	(52)	-	(3,536)			(3,536)
Total operating costs	(984)	(578)	(76)	(7,489)	(266)	(274)	(9,667)	-	62	(9,605)
	3
OPERATING COSTS AND EXPENSES	(1,315)	(578)	(6,956)	(19,427)	(3,001)	(275)	(31,552)	1423	504	(29,625)

Equity in earnings of unconsolidated investees, net	(2)	3				842	843			843
Fair value of business combination	-					5	5			5

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1344	620	962	1492	689	579	5686	-	-	5686
Finance net income (expenses)	(150)	(96)	34	(1,115)	(9)	(230)	(1,566)			(1,566)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1194	524	996	377	680	349	4120	-	-	4120
Income tax and social contribution tax	(307)	(174)	(314)	67	(199)	901	(26)			(26)
NET INCOME FOR THE YEAR	887	350	682	444	481	1250	4094	-	-	4094
Equity holders of the parent	887	350	682	444	479	1250	4092			4092
Non-controlling interests					2		2			2

	Information by Segment as of and for The Year Ended December 31, 2021 (restated)
Account/description	Energy				Gas	Investees	Total	Inter segment transactions (1)	Reconciliation (2) (3)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2,921	1,094	6,430	22,345	2,852	6	35,648	(1,575)	(427)	33,646

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(795)		(5,735)	(14,853)	(2,011)		(23,394)	1,575	370	(21,449)

OPERATING COSTS AND EXPENSES (3)
Personnel	(149)	(115)	(20)	(847)	(56)	(53)	(1,240)			(1,240)
‘Employees and managers’ income sharing	(14)	(14)	(3)	(94)		(9)	(134)			(134)
Post-employment obligations	(5)	3	(1)	19		(32)	(16)			(16)
Materials, outsourced services and others expenses (revenues)	(209)	(94)	(14)	(1,524)	(48)	(117)	(2,006)		57	(1,949)
Depreciation and amortization	(254)	(3)	(1)	(683)	(90)	(18)	(1,049)			(1,049)
Operating provisions and impairment	(20)	(12)	(14)	(198)	(6)	(114)	(364)			(364)
Construction costs		(184)	-	(1,802)	(50)	-	(2,036)			(2,036)
Total operating costs	(651)	(419)	(53)	(5,129)	(250)	(343)	(6,845)		57	(6,788)

OPERATING COSTS AND EXPENSES	(1,446)	(419)	(5,788)	(19,982)	(2,261)	(343)	(30,239)	1,575	427	(28,237)

Periodic Tariff Revision, net		215					215			215
Renegotiation of hydrological risk (Law 14,052/20), net	1,032						1,032			1,032
Gains arising from the sale of non-current asset held for sale						109	109			109
Equity in earnings of unconsolidated investees, net	54					128	182			182
Fair value of business combination		4					4			4

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	2,561	894	642	2,363	591	(100)	6,951			6,951
Finance net income (expenses)	(758)	(395)	15	(7)	(89)	(1,018)	(2,252)			(2,252)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,803	499	657	2,356	502	(1,118)	4,699			4,699
Income tax and social contribution tax	(409)	(78)	(224)	(655)	(142)	562	(946)			(946)
NET INCOME FOR THE YEAR	1,394	421	433	1,701	360	(556)	3,753			3,753
Equity holders of the parent	1,394	421	433	1,701	358	(556)	3,751			3,751
Non-controlling interests					2		2			2

(1)
The only inter-segment transactions are from the generation to the trading segment, as explained above.
(2)
Refers to the reconciliation between our statements of income to our segments information evaluated by CODM, which is necessary to made adjustments (eliminations) related to intercompany transactions..
(3)
The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.